COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
January 1, 2019 - December 31, 2019	$ 1,791
January 1, 2020 - December 31, 2020	1,361
January 1, 2021 - December 31, 2021	584
January 1, 2022 - December 31, 2022	516
January 1, 2023 and onwards	499
Total minimum lease payments	$ 4,751